Class A C G P R [Member] Expense Example - Class A C G P R - Putnam Government Money Market Fund	Sep. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Class G Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	418
Class P Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	418
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567